Supplement Dated September 26, 2008 to the
Class I Shares (and where applicable, Class R Shares) Prospectuses

May 30, 2008
VAN KAMPEN TRUST,
on behalf of its series,
Van Kampen Inflation-Linked Fixed Income Fund

Dated April 30, 2008
VAN KAMPEN U.S. GOVERNMENT TRUST,
on behalf of its series,
Van Kampen U.S. Mortgage Fund,
As previously supplemented on August 14, 2008

Dated April 30, 2008
Van Kampen Comstock Fund
Van Kampen Harbor Fund
Van Kampen Limited Duration Fund
Van Kampen Equity and Income Fund
Van Kampen Real Estate Securities Fund,
As previously supplemented on April 30, 2008
Van Kampen Enterprise Fund,
As previously supplemented on May 21, 2008

Dated January 31, 2008
VAN KAMPEN TAX FREE TRUST,
on behalf of its series,
Van Kampen California Insured Tax Free Fund
Van Kampen Insured Tax Free Income Fund,
Each as previously supplemented on August 21, 2008 and May 21, 2008
Van Kampen Intermediate Term Municipal Income Fund
Van Kampen Municipal Income Fund
Van Kampen New York Tax Free Income Fund
Van Kampen Strategic Municipal Income Fund

Dated July 31, 2008
VAN KAMPEN EQUITY TRUST,
on behalf of its series,
Van Kampen Asset Allocation Conservative Fund
Van Kampen Asset Allocation Moderate Fund
Van Kampen Asset Allocation Growth Fund
Van Kampen Core Equity Fund
Van Kampen Leaders Fund
Van Kampen Mid Cap Growth Fund
Van Kampen Utility Fund,
As previously supplemented on August 18, 2008
Van Kampen Value Opportunities Fund

Dated April 15, 2008
VAN KAMPEN EQUITY TRUST,
on behalf of its series,
Van Kampen Global Growth Fund

Dated June 30, 2008
VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
Van Kampen Core Growth Fund

Dated January 31, 2008
Van Kampen Pennsylvania Tax Free Income Fund

Dated January 31, 2008
Van Kampen Government Securities Fund

Dated March 31, 2008
Van Kampen Growth and Income Fund

The Prospectus is hereby supplemented as follows:

(1) In the section entitled “Fees and Expenses of the Fund,” effective November 3, 2008, the last two line items in the “Shareholder Fees” table are hereby deleted in their entirety and replaced with the following:

	Class I	Class R
	Shares	Shares

Redemption fee	None	None

Exchange fee	None	None

(2) Effective November 3, 2008, the footnote labeled (1) following the “Annual Fund Operating Expenses” table in the section entitled “Fees and Expenses of the Fund” is hereby deleted in its entirety.

(3) Effective November 3, 2008, the first sentence in the first paragraph in the section entitled “Redemption of Shares” is hereby deleted in its entirety and replaced with the following:

Generally, shareholders may redeem for cash some or all of their shares without charge by the Fund at any time.

(4) Effective November 3, 2008, the second paragraph in the section entitled “Redemption of Shares” is hereby deleted in its entirety.

(5) Effective November 3, 2008, the third paragraph in the section entitled “Redemption of Shares” is hereby deleted in its entirety and replaced with the following:

Certain financial intermediaries may impose a redemption fee or may impose certain trading restrictions to deter market timing and frequent trading. If you invest in the Fund through a financial intermediary, please read that firm’s materials carefully to learn about any other restrictions or fees that may apply.

(6) Effective November 3, 2008, the first sentence in the fourth paragraph in the section entitled “Redemption of Shares” is hereby deleted in its entirety and replaced with the following:

The redemption price will be the net asset value per share next determined after receipt by Investor Services of a request in proper form from an administrator, custodian, trustee, record keeper or financial adviser or by the Distributor from an authorized dealer, provided such order is transmitted to Investor Services or the Distributor by the time designated by Investor Services or the Distributor.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REDFEESPT IR 9/08